Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,934,937.69

Principal:
Principal Collections	$21,114,438.92
Prepayments in Full	$12,053,710.60
Liquidation Proceeds	$463,722.37
Recoveries	$33,079.06
Sub Total	$33,664,950.95
Collections	$35,599,888.64

Purchase Amounts:
Purchase Amounts Related to Principal	$257,009.98
Purchase Amounts Related to Interest	$1,136.78
Sub Total	$258,146.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,858,035.40

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,858,035.40
Servicing Fee	$519,624.09	$519,624.09	$0.00	$0.00	$35,338,411.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,338,411.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,338,411.31
Interest - Class A-3 Notes	$287,264.95	$287,264.95	$0.00	$0.00	$35,051,146.36
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$34,929,925.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,929,925.69
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$34,862,043.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,862,043.02
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$34,810,741.77
Third Priority Principal Payment	$143,928.14	$143,928.14	$0.00	$0.00	$34,666,813.63
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$34,604,989.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,604,989.05
Regular Principal Payment	$32,168,118.36	$32,168,118.36	$0.00	$0.00	$2,436,870.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,436,870.69
Residual Released to Depositor	$0.00	$2,436,870.69	$0.00	$0.00	$0.00
Total		$35,858,035.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$143,928.14
Regular Principal Payment					$32,168,118.36
Total					$32,312,046.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,312,046.50	$69.56	$287,264.95	$0.62	$32,599,311.45	$70.18
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$32,312,046.50	$20.07	$589,494.12	$0.37	$32,901,540.62	$20.44

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$383,019,927.46	0.8245854	$350,707,880.96	0.7550223
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$595,959,927.46	0.3701063	$563,647,880.96	0.3500397

Pool Information
Weighted Average APR	3.764%	3.758%
Weighted Average Remaining Term	36.56	35.83
Number of Receivables Outstanding	43,472	41,913
Pool Balance	$623,548,910.42	$589,266,801.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$597,072,277.46	$564,245,999.32
Pool Factor	0.3783265	0.3575265

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,839,002.02
Yield Supplement Overcollateralization Amount	$25,020,801.86
Targeted Overcollateralization Amount	$25,618,920.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,618,920.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		148	$393,227.37
(Recoveries)		103	$33,079.06
Net Loss for Current Collection Period			$360,148.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6931%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4678%
Second Prior Collection Period			1.0164%
Prior Collection Period			0.6938%
Current Collection Period			0.7127%
Four Month Average (Current and Prior Three Collection Periods)			0.7227%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,949	$7,042,679.63
(Cumulative Recoveries)			$654,407.53
Cumulative Net Loss for All Collection Periods			$6,388,272.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3876%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,783.41
Average Net Loss for Receivables that have experienced a Realized Loss			$1,617.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	501	$9,166,743.42
61-90 Days Delinquent	0.17%	50	$1,023,320.78
91-120 Days Delinquent	0.05%	15	$296,164.11
Over 120 Days Delinquent	0.09%	29	$523,364.73
Total Delinquent Receivables	1.87%	595	$11,009,593.04

Repossession Inventory:
Repossessed in the Current Collection Period		21	$447,619.91
Total Repossessed Inventory		36	$815,335.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2678%
Prior Collection Period			0.2599%
Current Collection Period			0.2243%
Three Month Average			0.2507%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer